Investment Strategy - Global X Funds Member - Global X Small Modular Reactor ETF	Oct. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by gaining economic exposure to SMR Companies (as defined below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in SMR Companies and/or derivative instruments that provide economic exposure to SMR Companies.

The Fund’s investment adviser, Global X Management Company LLC (the “Adviser”), primarily considers SMR Companies for investment based on their inclusion in the Akros Small Modular Reactor Index (the “Reference Index”). However, the Fund will not seek to replicate the Reference Index, as the Adviser actively manages the Fund and exercises full investment discretion in constructing and managing the Fund’s portfolio. For example, to the extent consistent with the Fund’s investment objective and policies, the Adviser may, in its sole discretion: (i) determine whether it is more favorable for the Fund to obtain exposure to a security in the Reference Index directly or synthetically; (ii) reallocate the Fund’s portfolio holdings more frequently than the Reference Index is rebalanced when the Adviser believes doing so is in the Fund’s interest; and (iii) invest in securities not currently included in the Reference Index to the extent necessary for the Fund’s portfolio to comply with applicable regulatory requirements. In addition, the Fund may also invest up to 100% of the Fund’s assets in cash and cash equivalents and may also invest in short-term U.S. Treasury securities, money market funds, and/or short-term bonds, during other than normal market conditions or to satisfy regulatory diversification and/or collateral requirements.
Generally, the Adviser will use the Reference Index to serve as an initial set of potential SMR Companies but retains sole discretion to buy or sell securities before such securities are added to, or removed from, the Reference Index through its scheduled rebalancing and reconstitution process. For example, if the Adviser receives new information about an existing portfolio company or identifies an emerging SMR Company after the Reference Index’s most recent rebalancing and reconstitution, the Adviser may, in its sole discretion, trade the relevant securities before the Reference Index’s next rebalancing and reconstitution. Such information may include developments that, in the Adviser’s judgment, negatively affect a portfolio company’s outlook or present an opportunity to add a new holding. Accordingly, the Fund may sell portfolio holdings of a company that has experienced an adverse change in its business circumstances or invest in a company that the Adviser determines now qualifies as an SMR Company, before the Reference Index reflects such developments. The Adviser actively manages the Fund and may, in its sole discretion, invest in companies that it independently determines qualify as SMR Companies that are not included in the Reference Index. As a result of the Adviser’s active management, there may be periods when the Fund’s holdings and performance deviate significantly from those of the Reference Index.

The Fund expects to gain economic exposure to SMR Companies, either individually or in the aggregate, through swap agreements and other derivative instruments. The Fund expects to enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SMR Companies, either individually or in the aggregate. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to SMR Companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints. For purposes of compliance with the Fund’s 80% investment policy, derivative instruments will be valued at their notional value. The notional value of a derivative instrument represents the total dollar value of exposure the derivative has to the underlying asset.

The Reference Index is owned and developed by Akros Technologies, Inc. (“Akros” or the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.

To be part of the Reference Index's initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Provider. Newly listed securities may be considered for inclusion in the Reference Index subject to certain criteria related to trading history and market capitalization, as determined by the Index Provider. Additionally, as of October 1, 2026, companies must be listed on a major exchange in the United States, Canada, Korea, Japan, Taiwan, Hong Kong (each name screened against the U.S. Office of Foreign Assets Control Non-SDN Chinese Military-Industrial Complex (“NS-CMIC”) list), Singapore, Australia, New Zealand, Israel, the United Kingdom, Germany, France, Switzerland, the Netherlands, Italy, Spain, Belgium, Austria, Ireland, Portugal, Sweden, Norway, Denmark, or Finland, to be eligible for investment. As of October 1, 2026, companies must have a market capitalization of at least $250 million and a 3-month average daily trading value of at least $2 million to be considered for investment. The Reference Index targets up to 15 constituents and rebalances on a quarterly basis.

The Reference Index is designed to provide exposure to companies that are involved in the design, development, licensing, manufacture, and construction of small modular reactors (“SMRs”) and other smaller-sized nuclear reactors, together with the specialized fuel, components, and technology on which they depend (“SMR Companies”). SMRs are compact fission reactors designed for factory fabrication that typically generate up to 300 megawatts of electrical output per module and are deployable individually or in scalable clusters. SMRs utilize both conventional light-water designs and advanced reactor concepts that depart from light-water technology, as well as microreactors at the smallest end of the scale. SMRs are designed to be fabricated in factories, transported on site, and assembled on a modular basis in pursuit of lower upfront costs, faster deployment and greater scalability than traditional nuclear reactors. To establish an initial investable universe, the Index Provider analyzes industries and business segments within the Akros Industry Classification System (“AICS”) whose primary or secondary classification falls within “Utilities,” “Chemical Manufacturing,” “Fabricated Metal Product Manufacturing,” or “Mining (except Oil and Gas),” as defined by the Index Provider. The Index Provider next uses a qualification test to assign an overall fitness rating to each company and determine whether a company qualifies as a SMR Company based on any of the following qualities:

(a) Revenue: At least 50% of the company’s total revenue is derived from designing, developing, building, or servicing SMRs, including sales of reactor systems and modules, licensing and engineering of its own SMR designs, or the fuel and service agreements tied directly to those reactors.
(b) Development-stage: The company’s total costs and expenses for its most recent fiscal year are more than four times its revenue; the company is developing its own SMR design and, on or before the determination date, either has executed a contract, other transaction agreement, cooperative agreement, or grant with a national government agency or national laboratory for the development, testing, licensing, or demonstration of that design, or owns at least one granted patent covering that design or its core reactor technology; and the company satisfies at least one of the following conditions:
i.Each of the company’s business lines relates to its own SMR design or the fuel for such design;
ii.At least 50% of its research and development expenses for the most recent fiscal year is attributed to its SMR design or the fuel for such design;
iii.At least 50% of its capital expenditure for the most recent fiscal year is attributed to its SMR design or the fuel for such design; or
iv.Meets at least four of the following five criteria:
1.Regulatory Milestone: The U.S. Nuclear Regulatory Commission or the national governmental authority responsible for licensing the construction or operation of nuclear reactors in another jurisdiction has accepted for review an application for a construction permit, operating license, combined license, design certification, or standard design approval, or a licensing topical report, for its small modular reactor design, or has completed a phase of a vendor design review of that design; or the U.S. Department of Energy has approved a nuclear safety design agreement for, or authorized the construction or operation of that design or its fuel facility at a Department of Energy site.
2.Commercial Commitment: It has signed a memorandum of understanding, letter of intent, offtake agreement, power purchase agreement, prepayment agreement with a named utility, data-center operator, or other corporate counterparty for the deployment of its small modular reactors or the purchase of power from them.
3.Vertical Integration: In addition to designing its small modular reactor, it operates, has under construction, or has under regulatory review, itself or through a subsidiary, a facility or business for at least one other stage of the small modular reactor value chain, which may include: fuel enrichment, fabrication, transport, or recycling, the manufacture of reactor components or modules, or the construction or operation of its reactors.
4.Deployment Site: It holds, itself or through a subsidiary, a site for the construction of its small modular reactor, through ownership, a lease, a site use permit, or an executed agreement with the site owner for the construction or deployment of that reactor.
5.Intellectual Property: It owns, itself or through a consolidated subsidiary, at least one issued patent or pending patent application covering its small modular reactor design, the fuel for it, or reactor technology used in that design, other than a granted patent on which it relies to meet the agreement or patent requirement in the opening paragraph of this condition (b).

Each condition is assessed from information published by the company on or before the determination date, including its regulatory filings, earnings releases and earnings call transcripts, investor presentations, and press releases, and the public records of nuclear regulators, government agencies and patent offices.

The Index Provider assigns each company an overall rating of "anchor," "core" or "relevant." Among the companies that satisfy condition (a) of the qualification test and have a market capitalization of at least $3 billion, the two companies with the largest revenue derived from SMRs in dollar terms, as discussed in condition (a) of the qualification test, are designated as “anchors.” A company is rated “core” if it satisfies condition (a) and/or (b) of the qualification test. A company is rated “relevant” if it derives less than 50% of total revenue from SMRs, but develops its own SMRs as part of a broader business, is a dedicated supplier of specialized fuel or reactor components, or is a development-stage company developing its own SMR design that does not meet all of the requirements to satisfy condition (b), as determined by the Index Provider.

At each rebalance, up to two companies are designated as “anchors” and are each held at a weight of 20%. The remaining core constituents are weighted by free-float-adjusted market capitalization, subject to a 5% floor and a 15% cap, which is increased to a 20% cap when there are fewer than two anchor constituents. Relevant constituents are subject to a single security floor of 0.5% and a 5% cap and an aggregate weight cap of 20%. While the Reference Index seeks to cap the aggregate weight of the relevant constituents at 20% as of each rebalance, the Adviser intends to cap the aggregate weight of the relevant constituents to 20% on a more frequent basis.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of October 1, 2026, the Reference Index was concentrated in the industrials sector and the electrical equipment industry and had significant exposure to the utilities sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in SMR Companies and/or derivative instruments that provide economic exposure to SMR Companies.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of October 1, 2026, the Reference Index was concentrated in the industrials sector and the electrical equipment industry and had significant exposure to the utilities sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.